Borrowings and Debentures - Long-term Borrowings (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	₩ 718,078	₩ 793,112
Less: current portions	(402,500)	(124,987)
Long-term borrowings, excluding current installments	315,578	668,125
Gross amount [member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	₩ 718,125	793,125
Gross amount [member] | Korea Development Bank Long-term borrowings with 1.87 Due Feb. 10, 2026 [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate (%)	1.87%
Maturity	Feb. 10, 2026
Long-term borrowings	₩ 28,125	40,625
Gross amount [member] | Credit Agricole CIB Long-term borrowings With 3M CD+0.82 Due Dec. 14, 2023 [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate description	3M CD + 0.82
Maturity	Dec. 14, 2023
Long-term borrowings	₩ 0	12,500
Gross amount [member] | Mizuho bank, Ltd. Long-term borrowings With 1.35 Due May. 20, 2024 [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate (%)	1.35%
Maturity	May. 20, 2024
Long-term borrowings	₩ 100,000	100,000
Gross amount [member] | DBS bank Ltd. Long-term borrowings With 1.30 Due May. 28, 2024 [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate (%)	1.30%
Maturity	May. 28, 2024
Long-term borrowings	₩ 200,000	200,000
Gross amount [member] | DBS bank Ltd. Long-term borrowings With 2.65 Due Mar. 10, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate (%)	2.65%
Maturity	Mar. 10, 2025
Long-term borrowings	₩ 200,000	200,000
Gross amount [member] | Credit Agricole CIB Long-term borrowings With 3.30 Due Apr. 29, 2024 [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate (%)	3.30%
Maturity	Apr. 29, 2024
Long-term borrowings	₩ 50,000	50,000
Gross amount [member] | Mizuho Bank, Ltd. Long-term borrowings With 3.29 Due Nov. 27, 2023 [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate (%)	3.29%
Maturity	Nov. 27, 2023
Long-term borrowings	₩ 0	100,000
Gross amount [member] | Nonghyup Bank Long-term borrowings With MOR + 1.36 Due Nov. 17, 2024 [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate description	MOR + 1.36
Maturity	Nov. 17, 2024
Long-term borrowings	₩ 40,000	40,000
Gross amount [member] | Credit Agricole CIB Long-term borrowings With 4.89 Due Nov. 28, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate (%)	4.89%
Maturity	Nov. 28, 2025
Long-term borrowings	₩ 50,000	50,000
Gross amount [member] | Mizuho Bank, Ltd. Long-term borrowings With 3M CD + 1.05 Due Jul. 25, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate description	3M CD + 1.05
Maturity	Jul. 25, 2025
Long-term borrowings	₩ 50,000	0
Present value discount [member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	₩ 47	₩ 13